UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05482

DWS High Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  11/30

Date of reporting period: 8/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2010 (Unaudited)

DWS High Income Trust

		Principal Amount ($) (a)	Value ($)
Consumer Discretionary 17.6%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		535,000	529,650
8.75%, 6/1/2019		705,000	727,912
American Achievement Corp., 144A, 8.25%, 4/1/2012		205,000	203,206
Ameristar Casinos, Inc., 9.25%, 6/1/2014 (b)		485,000	514,100
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		475,000	453,625
8.0%, 3/15/2014		200,000	200,000
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		515,000	516,287
AutoNation, Inc., 6.75%, 4/15/2018		1,175,000	1,179,406
Avis Budget Car Rental LLC, 9.625%, 3/15/2018		135,000	141,075
Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014		80,000	74,400
Brunswick Corp., 144A, 11.25%, 11/1/2016		275,000	314,187
Cablevision Systems Corp.:
7.75%, 4/15/2018		70,000	73,675
8.0%, 4/15/2020		70,000	74,725
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		345,000	67,275
Carrols Corp., 9.0%, 1/15/2013		215,000	216,075
CCO Holdings LLC:
144A, 7.875%, 4/30/2018		115,000	119,025
144A, 8.125%, 4/30/2020		75,000	78,938
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		1,265,000	1,290,300
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		95,000	98,563
Series B, 9.25%, 12/15/2017		145,000	152,069
Cooper-Standard Automotive, Inc., 144A, 8.5%, 5/1/2018		75,000	76,688
DISH DBS Corp.:
6.625%, 10/1/2014		590,000	603,275
7.125%, 2/1/2016		550,000	562,375
Easton-Bell Sports, Inc., 9.75%, 12/1/2016		70,000	74,025
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		455,000	1,183
Ford Motor Co., 7.45%, 7/16/2031		210,000	204,750
Gannett Co., Inc.:
144A, 8.75%, 11/15/2014		145,000	156,238
144A, 9.375%, 11/15/2017		285,000	312,075
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		205,000	227,550
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		410,000	411,537
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		195,000	170,869
Harrah's Operating Co., Inc.:
10.0%, 12/15/2018		120,000	93,600
11.25%, 6/1/2017		1,620,000	1,733,400
144A, 12.75%, 4/15/2018		155,000	141,825
Hertz Corp., 8.875%, 1/1/2014		1,160,000	1,191,900
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		327,000	282,038
Levi Strauss & Co., 7.625%, 5/15/2020		200,000	203,500
Limited Brands, Inc., 7.0%, 5/1/2020		185,000	193,325
Macy's Retail Holdings, Inc., 8.375%, 7/15/2015		75,000	84,750
Mediacom Broadband LLC, 8.5%, 10/15/2015		295,000	292,787
Mediacom LLC, 9.125%, 8/15/2019		295,000	295,000

MGM Resorts International:
144A, 9.0%, 3/15/2020		280,000	290,500
10.375%, 5/15/2014		300,000	327,000
11.125%, 11/15/2017		405,000	452,587
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		80,000	75,200
Motors Liquidation Co.:
6.75%, 5/1/2028 **		140,000	42,000
8.375%, 7/15/2033 ** (b)		230,000	73,600
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		80,000	81,400
Netflix, Inc., 8.5%, 11/15/2017		140,000	152,600
Norcraft Companies LP, 10.5%, 12/15/2015		1,030,000	1,063,475
Norcraft Holdings LP, 9.75%, 9/1/2012		514,000	480,590
Penn National Gaming, Inc., 8.75%, 8/15/2019		150,000	156,750
Penske Automotive Group, Inc., 7.75%, 12/15/2016		975,000	931,125
Phillips-Van Heusen Corp., 7.375%, 5/15/2020		240,000	247,200
Regal Entertainment Group, 9.125%, 8/15/2018		140,000	143,500
Sabre Holdings Corp., 8.35%, 3/15/2016		495,000	499,950
Seminole Indian Tribe of Florida, 144A, 7.804%, 10/1/2020		440,000	400,862
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		155,000	166,238
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		355,000	365,650
Sonic Automotive, Inc.:
5.0%, 10/1/2029		80,000	80,200
Series B, 9.0%, 3/15/2018		290,000	295,075
Standard Pacific Corp., 10.75%, 9/15/2016		280,000	294,700
Tenneco, Inc., 144A, 7.75%, 8/15/2018		70,000	71,400
Toys "R" Us, Inc., 7.375%, 10/15/2018		655,000	623,887
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		205,000	207,050
Travelport LLC:
5.163% ***, 9/1/2014		315,000	292,163
144A, 9.0%, 3/1/2016		200,000	198,000
9.875%, 9/1/2014		280,000	286,300
11.875%, 9/1/2016		50,000	52,875
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		120,000	150
United Components, Inc., 9.375%, 6/15/2013		70,000	70,875
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	530,000	703,546
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		985,000	1,012,087
UPC Holding BV, 144A, 8.0%, 11/1/2016	EUR	535,000	684,827
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		186,758	71,435
Videotron Ltd.:
6.875%, 1/15/2014		70,000	70,350
9.125%, 4/15/2018		395,000	438,450
Wynn Las Vegas LLC:
144A, 7.75%, 8/15/2020		280,000	282,800
7.875%, 11/1/2017		805,000	827,137
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		2,020,000	20

			26,850,737
Consumer Staples 3.9%
Alliance One International, Inc., 10.0%, 7/15/2016		430,000	450,425
B&G Foods, Inc., 7.625%, 1/15/2018		215,000	221,181
Central Garden & Pet Co., 8.25%, 3/1/2018		230,000	231,725
Cott Beverages, Inc., 144A, 8.375%, 11/15/2017		140,000	146,475
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		210,000	216,563
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		270,000	240,300
General Nutrition Centers, Inc., 5.75% ***, 3/15/2014 (PIK)		235,000	224,719
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		1,616,750	1,440,928
Reddy Ice Corp., 11.25%, 3/15/2015		85,000	86,169
Rite Aid Corp.:
7.5%, 3/1/2017		220,000	198,825
144A, 8.0%, 8/15/2020		295,000	293,156
Smithfield Foods, Inc.:
7.75%, 7/1/2017		415,000	403,588
144A, 10.0%, 7/15/2014		520,000	580,450
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		210,000	210,525
Tops Markets LLC, 144A, 10.125%, 10/15/2015		360,000	378,000
TreeHouse Foods, Inc., 7.75%, 3/1/2018		150,000	158,625
Tyson Foods, Inc., 10.5%, 3/1/2014		345,000	416,156

			5,897,810
Energy 15.5%
Arch Coal, Inc., 7.25%, 10/1/2020		115,000	116,725
Atlas Energy Operating Co., LLC, 10.75%, 2/1/2018		910,000	1,003,275
Belden & Blake Corp., 8.75%, 7/15/2012		1,940,000	1,872,100
Berry Petroleum Co., 10.25%, 6/1/2014		380,000	418,950
Bristow Group, Inc., 7.5%, 9/15/2017		450,000	450,000
Chaparral Energy, Inc., 8.5%, 12/1/2015		885,000	840,750
Chesapeake Energy Corp.:
6.625%, 8/15/2020		555,000	557,081
6.875%, 8/15/2018		280,000	285,600
6.875%, 11/15/2020		730,000	744,600
7.25%, 12/15/2018		590,000	616,550
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		295,000	315,650
Cloud Peak Energy Resources LLC:
144A, 8.25%, 12/15/2017		140,000	144,725
144A, 8.5%, 12/15/2019		140,000	145,425
Coffeyville Resources LLC, 144A, 9.0%, 4/1/2015		420,000	431,550
CONSOL Energy, Inc.:
144A, 8.0%, 4/1/2017		680,000	717,400
144A, 8.25%, 4/1/2020		325,000	344,906
Continental Resources, Inc.:
144A, 7.375%, 10/1/2020		200,000	202,000
8.25%, 10/1/2019		105,000	111,956
Crosstex Energy LP, 8.875%, 2/15/2018		345,000	356,212
Dynegy Holdings, Inc., 7.75%, 6/1/2019		195,000	125,775
El Paso Corp.:
7.25%, 6/1/2018		455,000	487,463
8.25%, 2/15/2016		285,000	310,650
9.625%, 5/15/2012		275,000	295,515
EXCO Resources, Inc., 7.25%, 1/15/2011		626,000	626,782
Frontier Oil Corp., 8.5%, 9/15/2016		300,000	307,500
Global Geophysical Services, Inc., 144A, 10.5%, 5/1/2017		380,000	376,200
Holly Corp., 9.875%, 6/15/2017		530,000	556,500
KCS Energy, Inc., 7.125%, 4/1/2012		1,735,000	1,739,337
Linn Energy LLC, 144A, 8.625%, 4/15/2020		315,000	332,325
Mariner Energy, Inc., 7.5%, 4/15/2013		400,000	414,000
Newfield Exploration Co., 7.125%, 5/15/2018		1,160,000	1,213,650
Niska Gas Storage US LLC, 144A, 8.875%, 3/15/2018		170,000	178,925
OPTI Canada, Inc.:
7.875%, 12/15/2014		925,000	712,250
144A, 9.0%, 12/15/2012		65,000	65,163
Petrohawk Energy Corp.:
144A, 7.25%, 8/15/2018		285,000	282,863
7.875%, 6/1/2015		200,000	207,500
Plains Exploration & Production Co.:
7.0%, 3/15/2017		380,000	373,350
7.625%, 6/1/2018		765,000	775,519
8.625%, 10/15/2019		195,000	203,775
Range Resources Corp., 6.75%, 8/1/2020		105,000	105,788

Regency Energy Partners LP:
8.375%, 12/15/2013		520,000	543,400
144A, 9.375%, 6/1/2016		590,000	640,150
Sabine Pass LNG LP:
7.25%, 11/30/2013		895,000	841,300
7.5%, 11/30/2016		150,000	132,938
Southwestern Energy Co., 7.5%, 2/1/2018		525,000	591,937
Stone Energy Corp.:
6.75%, 12/15/2014		665,000	605,150
8.625%, 2/1/2017		815,000	798,700
Whiting Petroleum Corp., 7.25%, 5/1/2013		105,000	106,901

			23,626,761
Financials 21.7%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		430,000	376,250
Ally Financial, Inc.:
6.875%, 9/15/2011		2,011,000	2,046,192
7.0%, 2/1/2012		1,110,000	1,132,200
7.25%, 3/2/2011		465,000	472,556
144A, 7.5%, 9/15/2020		715,000	707,850
144A, 8.0%, 3/15/2020		565,000	579,125
8.0%, 11/1/2031		430,000	423,550
144A, 8.3%, 2/12/2015		230,000	239,200
Antero Resources Finance Corp., 9.375%, 12/1/2017		210,000	216,825
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		551,200	293,514
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **		200,000	50,000
Case New Holland, Inc.:
7.75%, 9/1/2013		275,000	288,750
144A, 7.875%, 12/1/2017		645,000	678,862
CIT Group, Inc.:
7.0%, 5/1/2015		311,150	299,093
7.0%, 5/1/2017		1,065,000	1,001,432
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		420,000	444,150
E*TRADE Financial Corp.:
7.375%, 9/15/2013		1,240,000	1,178,000
12.5%, 11/30/2017 (PIK)		579,000	645,585
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 **		7,567,243	0
Express LLC, 144A, 8.75%, 3/1/2018		285,000	294,975
FCE Bank PLC, 9.375%, 1/17/2014	EUR	700,000	975,783
Fibria Overseas Finance Ltd., 144A, 7.5%, 5/4/2020		251,000	259,158
Ford Motor Credit Co., LLC:
6.625%, 8/15/2017		360,000	365,894
7.25%, 10/25/2011		2,945,000	3,069,950
8.125%, 1/15/2020		225,000	246,094
9.875%, 8/10/2011		1,365,000	1,440,760
Hellas Telecommunications Finance SCA, 144A, 8.644% ***, 7/15/2015 (PIK)	EUR	294,810	224
Hexion US Finance Corp., 8.875%, 2/1/2018		695,000	642,875
Ineos Finance PLC:
144A, 9.0%, 5/15/2015		155,000	156,744
144A, 9.25%, 5/15/2015	EUR	60,000	76,985
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		205,000	210,125
International Lease Finance Corp.:
144A, 8.625%, 9/15/2015		245,000	246,531
144A, 8.75%, 3/15/2017		490,000	494,288
iPayment, Inc., 9.75%, 5/15/2014		365,000	329,869
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018		170,000	174,888
National Money Mart Co., 10.375%, 12/15/2016		385,000	404,250
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **		447,620	4,969
Nielsen Finance LLC:
Step-up Coupon, 0% to 8/1/2011, 12.5% to 8/1/2016		540,000	535,275
11.5%, 5/1/2016		135,000	151,369
Nuveen Investments, Inc., 10.5%, 11/15/2015		100,000	95,000
Offshore Group Investments Ltd., 144A, 11.5%, 8/1/2015		140,000	139,650
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		635,000	603,250
Pinnacle Foods Finance LLC:
144A, 8.25%, 9/1/2017		430,000	426,238
9.25%, 4/1/2015		300,000	307,875
144A, 9.25%, 4/1/2015		375,000	384,844
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		391,000	405,663
Reynolds Group Issuer, Inc.:
144A, 7.75%, 10/15/2016		525,000	528,937
144A, 8.5%, 5/15/2018		100,000	96,000
SLM Corp., 8.0%, 3/25/2020		330,000	288,750
Sprint Capital Corp., 8.375%, 3/15/2012		850,000	898,875
Susser Holdings LLC, 144A, 8.5%, 5/15/2016		175,000	179,375
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		1,100,000	803
UCI Holdco, Inc., 8.537% ***, 12/15/2013 (PIK)		598,411	586,443
Umbrella Acquisition, Inc., 144A, 9.75%, 3/15/2015 (PIK)		120,000	108,000
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		1,630,000	1,825,600
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		2,540,000	2,641,600
Wind Acquisition Finance SA:
144A, 11.0%, 12/1/2015	EUR	890,000	1,172,967
144A, 11.75%, 7/15/2017		300,000	330,000
144A, 11.75%, 7/15/2017	EUR	220,000	302,841
144A, 12.0%, 12/1/2015		85,000	89,675
Wind Acquisition Holdings Finance SA, 144A, 12.25%, 7/15/2017 (PIK)	EUR	95,010	122,809
WMG Acquisition Corp., 9.5%, 6/15/2016		335,000	350,075

			33,039,410
Health Care 7.0%
Community Health Systems, Inc., 8.875%, 7/15/2015		2,515,000	2,609,312
HCA, Inc.:
7.875%, 2/15/2020		855,000	921,262
8.5%, 4/15/2019		335,000	367,244
9.125%, 11/15/2014		885,000	929,250
9.25%, 11/15/2016		3,045,000	3,265,762
9.625%, 11/15/2016 (PIK)		594,000	637,808
9.875%, 2/15/2017		345,000	376,913
IASIS Healthcare LLC, 8.75%, 6/15/2014		440,000	448,800
Mylan, Inc., 144A, 7.875%, 7/15/2020		150,000	156,375
The Cooper Companies, Inc., 7.125%, 2/15/2015		680,000	681,700
Vanguard Health Holding Co. II, LLC, 8.0%, 2/1/2018		320,000	314,000

			10,708,426
Industrials 12.5%
Acco Brands Corp., 10.625%, 3/15/2015		105,000	115,500
Accuride Corp., 144A, 9.5%, 8/1/2018		205,000	210,125
Aircastle Ltd., 144A, 9.75%, 8/1/2018		80,000	81,000
ARAMARK Corp., 8.5%, 2/1/2015		530,000	546,562
ArvinMeritor, Inc.:
8.125%, 9/15/2015		155,000	155,388
10.625%, 3/15/2018		185,000	200,725
BE Aerospace, Inc., 8.5%, 7/1/2018		880,000	941,600
Belden, Inc., 7.0%, 3/15/2017		340,000	341,700
Bombardier, Inc., 144A, 7.75%, 3/15/2020		1,645,000	1,768,375
Cenveo Corp.:
8.875%, 2/1/2018		645,000	614,362
144A, 10.5%, 8/15/2016		360,000	359,550
Clean Harbors, Inc., 7.625%, 8/15/2016		198,000	202,950
Congoleum Corp., 8.625%, 8/1/2008 **		715,000	162,663
Corrections Corp. of America, 7.75%, 6/1/2017		35,000	37,188
CSC Holdings LLC, 8.5%, 6/15/2015		390,000	423,150
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		94,000	100,815
DynCorp International, Inc., 144A, 10.375%, 7/1/2017		505,000	502,475
Esco Corp., 144A, 4.412% ***, 12/15/2013		40,000	36,400
Esterline Technologies Corp., 144A, 7.0%, 8/1/2020		300,000	305,250
Garda World Security Corp., 144A, 9.75%, 3/15/2017		195,000	201,338
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		305,000	308,431
Iron Mountain, Inc., 8.375%, 8/15/2021		80,000	85,000
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012		380,000	354,825
10.625%, 10/15/2016		110,000	106,700
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		860,000	883,650
7.625%, 12/1/2013		905,000	932,150
144A, 8.0%, 2/1/2018		700,000	743,750
Kansas City Southern Railway Co., 8.0%, 6/1/2015		710,000	757,925
McJunkin Red Man Corp., 144A, 9.5%, 12/15/2016		120,000	105,900
Mobile Mini, Inc., 9.75%, 8/1/2014		445,000	461,131
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		650,000	648,375
Oshkosh Corp.:
8.25%, 3/1/2017		75,000	78,938
8.5%, 3/1/2020		155,000	164,688
Owens Corning, Inc., 9.0%, 6/15/2019		440,000	524,715
Ply Gem Industries, Inc., 13.125%, 7/15/2014		235,000	235,587
RailAmerica, Inc., 9.25%, 7/1/2017		280,000	303,800
RBS Global & Rexnord Corp.:
8.5%, 5/1/2018		690,000	695,175
11.75%, 8/1/2016		115,000	123,050
Rearden G Holdings Eins GmbH, 144A, 7.875%, 3/30/2020		140,000	147,175
Sitel LLC, 144A, 11.5%, 4/1/2018		290,000	217,500
Spirit AeroSystems, Inc., 7.5%, 10/1/2017		210,000	215,775
SPX Corp., 144A, 6.875%, 9/1/2017		195,000	200,850
Titan International, Inc., 8.0%, 1/15/2012		995,000	1,034,800
TransDigm, Inc., 7.75%, 7/15/2014		205,000	432,600
Triumph Group, Inc.:
8.0%, 11/15/2017		70,000	70,525
144A, 8.625%, 7/15/2018		430,000	455,800
United Rentals North America, Inc.:
9.25%, 12/15/2019		945,000	1,004,062
10.875%, 6/15/2016		230,000	255,300
USG Corp., 144A, 9.75%, 8/1/2014		205,000	212,431

			19,067,724
Information Technology 8.2%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		525,000	354,375
Amkor Technology, Inc., 144A, 7.375%, 5/1/2018		375,000	374,062
Aspect Software, Inc., 144A, 10.625%, 5/15/2017		350,000	359,187
CDW LLC, 144A, 11.0%, 10/12/2015		440,000	436,700
Equinix, Inc., 8.125%, 3/1/2018		760,000	794,200
Fidelity National Information Services, Inc.:
144A, 7.625%, 7/15/2017		100,000	104,250
144A, 7.875%, 7/15/2020		135,000	141,750
First Data Corp.:
144A, 8.875%, 8/15/2020 (b)		500,000	501,250
9.875%, 9/24/2015		255,000	193,800
Freescale Semiconductor, Inc.:
8.875%, 12/15/2014		195,000	180,863
144A, 9.25%, 4/15/2018		1,210,000	1,213,025
Jabil Circuit, Inc., 7.75%, 7/15/2016		135,000	145,463
JDA Software Group, Inc., 144A, 8.0%, 12/15/2014		140,000	145,950
L-3 Communications Corp.:
5.875%, 1/15/2015		2,850,000	2,903,437
Series B, 6.375%, 10/15/2015		1,085,000	1,110,769
MasTec, Inc., 7.625%, 2/1/2017		475,000	457,187
NXP BV:
3.276% ***, 10/15/2013		395,000	369,325
7.875%, 10/15/2014		340,000	341,700
144A, 9.75%, 8/1/2018		100,000	103,000
Seagate HDD Cayman, 144A, 6.875%, 5/1/2020		185,000	181,300
Seagate Technology International, 144A, 10.0%, 5/1/2014		205,000	239,338
STATS ChipPAC Ltd., 144A, 7.5%, 8/12/2015		290,000	301,600
SunGard Data Systems, Inc.:
10.25%, 8/15/2015		420,000	441,000
10.625%, 5/15/2015		360,000	397,800
Unisys Corp., 144A, 12.75%, 10/15/2014		365,000	425,225
Vangent, Inc., 9.625%, 2/15/2015		275,000	252,313

			12,468,869
Materials 14.2%
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		202,000	150,490
Ashland, Inc., 9.125%, 6/1/2017		315,000	359,887
Ball Corp.:
7.125%, 9/1/2016		1,210,000	1,297,725
7.375%, 9/1/2019		135,000	144,788
Berry Plastics Corp.:
8.25%, 11/15/2015		630,000	631,575
144A, 9.5%, 5/15/2018		190,000	174,800
Boise Paper Holdings LLC, 8.0%, 4/1/2020		175,000	178,063
CF Industries, Inc., 6.875%, 5/1/2018		230,000	242,075
Chemtura Corp., 144A, 7.875%, 9/1/2018		145,000	148,081
Clondalkin Acquisition BV, 144A, 2.537% ***, 12/15/2013		1,435,000	1,252,037
Compass Minerals International, Inc., 8.0%, 6/1/2019		380,000	395,200
CPG International I, Inc., 10.5%, 7/1/2013		760,000	759,050
Crown Americas LLC, 144A, 7.625%, 5/15/2017		1,345,000	1,435,787
Crown European Holdings SA, 144A, 7.125%, 8/15/2018	EUR	190,000	246,797
Domtar Corp., 10.75%, 6/1/2017		345,000	425,212
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		655,000	646,812
Exopack Holding Corp., 11.25%, 2/1/2014		1,125,000	1,130,625
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		776,436	683,264
10.0%, 3/31/2015		764,160	672,461
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		260,000	274,300
144A, 8.25%, 5/1/2016		595,000	651,525
Graphic Packaging International, Inc., 9.5%, 6/15/2017		750,000	798,750
Greif, Inc., 7.75%, 8/1/2019		110,000	115,500
Hexcel Corp., 6.75%, 2/1/2015		1,345,000	1,338,275
Huntsman International LLC, 144A, 8.625%, 3/15/2020		615,000	609,619
Koppers, Inc., 7.875%, 12/1/2019		425,000	435,094
Kronos International, Inc., 6.5%, 4/15/2013	EUR	180,000	205,295
Lumena Resources Corp., 144A, 12.0%, 10/27/2014		545,000	502,762
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		180,000	155,250
NewMarket Corp., 7.125%, 12/15/2016		810,000	801,900
Novelis, Inc., 11.5%, 2/15/2015		355,000	390,500

Owens-Brockway Glass Container, Inc.:
144A, 3.0%, 6/1/2015		115,000	109,106
7.375%, 5/15/2016		1,960,000	2,107,000
Plastipak Holdings, Inc., 144A, 10.625%, 8/15/2019		70,000	77,700
Radnor Holdings Corp., 11.0%, 3/15/2010 **		180,000	18
Silgan Holdings, Inc., 7.25%, 8/15/2016		370,000	384,800
Solo Cup Co., 10.5%, 11/1/2013		220,000	222,475
Texas Industries, Inc., 144A, 9.25%, 8/15/2020		235,000	239,113
United States Steel Corp., 7.375%, 4/1/2020		490,000	496,125
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		455,000	460,688
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		627,982	328,121

			21,678,645
Telecommunication Services 15.8%
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		125,000	136,250
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		645,000	632,100
8.75%, 3/15/2018		1,295,000	1,236,725
Cricket Communications, Inc.:
9.375%, 11/1/2014		1,290,000	1,306,125
10.0%, 7/15/2015 (b)		730,000	764,675
Crown Castle International Corp.:
7.125%, 11/1/2019		280,000	290,500
9.0%, 1/15/2015		690,000	748,650
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		260,000	278,850
Digicel Ltd., 144A, 8.25%, 9/1/2017		1,130,000	1,173,787
ERC Ireland Preferred Equity Ltd., 144A, 7.683% ***, 2/15/2017 (PIK)	EUR	467,971	80,943
Frontier Communications Corp.:
7.875%, 4/15/2015		70,000	73,850
8.25%, 4/15/2017		405,000	428,288
8.5%, 4/15/2020		540,000	573,075
8.75%, 4/15/2022		70,000	73,850
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		170,812	58,076
Hughes Network Systems LLC, 9.5%, 4/15/2014		1,050,000	1,084,125
Intelsat Corp.:
9.25%, 8/15/2014		145,000	149,350
9.25%, 6/15/2016		1,665,000	1,764,900
Intelsat Jackson Holdings SA:
144A, 8.5%, 11/1/2019		345,000	364,838
11.25%, 6/15/2016		370,000	398,213
Intelsat Subsidiary Holding Co. SA, 8.875%, 1/15/2015		870,000	898,275
iPCS, Inc., 2.591% ***, 5/1/2013		180,000	168,300
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		1,195,000	1,513,200
Millicom International Cellular SA, 10.0%, 12/1/2013		1,985,000	2,049,512
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		380,000	379,050
Qwest Communications International, Inc.:
144A, 7.125%, 4/1/2018		2,595,000	2,698,800
144A, 8.0%, 10/1/2015		350,000	376,250
Qwest Corp., 8.375%, 5/1/2016		30,000	34,950
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		110,000	117,288
8.25%, 8/15/2019		150,000	162,750
Sprint Nextel Corp., 8.375%, 8/15/2017		660,000	681,450
Telesat Canada, 11.0%, 11/1/2015		1,435,000	1,625,137
West Corp., 9.5%, 10/15/2014		210,000	214,200
Windstream Corp.:
7.0%, 3/15/2019		515,000	499,550
7.875%, 11/1/2017		710,000	720,650
144A, 8.125%, 9/1/2018		300,000	305,250
8.625%, 8/1/2016		80,000	82,600

			24,144,382
Utilities 7.0%
AES Corp.:
8.0%, 10/15/2017		440,000	463,100
8.0%, 6/1/2020		480,000	504,000
144A, 8.75%, 5/15/2013		1,059,000	1,076,209
Calpine Corp., 144A, 7.875%, 7/31/2020		565,000	566,412
Edison Mission Energy, 7.0%, 5/15/2017		95,000	64,838
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		315,000	329,175
Kinder Morgan, Inc., 6.5%, 9/1/2012		200,000	212,000
Mirant Americas Generation LLC, 8.3%, 5/1/2011		1,250,000	1,278,125
Mirant North America LLC, 7.375%, 12/31/2013		280,000	286,300
NRG Energy, Inc.:
7.25%, 2/1/2014		2,465,000	2,514,300
7.375%, 2/1/2016		1,040,000	1,047,800
7.375%, 1/15/2017		900,000	906,750
144A, 8.25%, 9/1/2020		510,000	513,187
NV Energy, Inc.:
6.75%, 8/15/2017		465,000	479,798
8.625%, 3/15/2014		155,000	159,456
RRI Energy, Inc., 7.875%, 6/15/2017		75,000	69,188
Suburban Propane Partners LP, 7.375%, 3/15/2020		100,000	104,250
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		270,000	172,125

			10,747,013

Total Corporate Bonds (Cost $191,178,816)			188,229,777
Loan Participations and Assignments 10.8%
Senior Loans ***
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/1/2010 **		466,667	0
Big West Oil LLC, Term Loan, 12.0%, 2/19/2015		110,000	111,925
Buffets, Inc.:
Letter of Credit, First Lien, 7.525%, 4/22/2015		73,022	54,584
Term Loan B, 12.0%, 4/21/2015		204,505	186,099
Charter Communications Operating LLC, New Term Loan, 7.25%, 3/6/2014		1,251,003	1,285,850
Cincinnati Bell, Inc., Term Loan, 6.5%, 6/9/2017		1,137,150	1,135,376
Clarke American Corp., Term Loan B, 2.76%, 6/30/2014		149,599	129,466
Ford Motor Co., Term Loan B1, 3.03%, 12/16/2013		2,950,543	2,845,991
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.26%, 3/26/2014		1,057,774	847,430
Letter of Credit, 2.633%, 3/26/2014		63,075	50,526
Hexion Specialty Chemicals, Inc.:
Term Loan C1, 2.813%, 5/6/2013		785,634	753,930
Term Loan C2, 2.813%, 5/6/2013		388,524	373,145
IASIS Healthcare LLC, Term Loan, 5.725%, 6/13/2014 (PIK)		663,048	630,393
Kabel Deutschland GmbH, Term Loan, 7.983%, 11/19/2014 (PIK)	EUR	1,889,070	2,360,733
Nuveen Investments, Inc., First Lien Term Loan, 3.533%, 11/13/2014		632,407	560,932
OSI Restaurant Partners LLC:
Term Loan, 2.786%, 6/14/2013		63,842	56,692
Term Loan B, 2.875%, 6/14/2014		704,459	625,757
Sabre, Inc., Term Loan B, 2.26%, 9/30/2014		327,406	295,146
Sbarro, Inc., Term Loan, 4.775%, 1/31/2014		288,000	262,080
Telesat Canada:
Term Loan I, 3.27%, 10/31/2014		959,567	932,315
Term Loan II, 3.27%, 10/31/2014		82,421	80,080
Texas Competitive Electric Holdings Co., LLC, Term Loan B3, 3.795%, 10/10/2014		2,356,193	1,786,854
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014 **		671,500	425,627
US Foodservice, Inc., Term Loan B, 2.76%, 5/29/2012		527,282	472,184
VML US Finance LLC:
Delay Draw Term Loan B, 5.04%, 5/25/2012		112,629	110,912
Term Loan B, 5.04%, 5/27/2013		194,991	192,553

Total Loan Participations and Assignments (Cost $17,618,499)			16,566,580
Preferred Securities 1.7%
Financials 1.3%
Citigroup Capital XXI, 8.3%, 12/21/2057		1,875,000	1,945,313
Materials 0.4%
Hercules, Inc., 6.5%, 6/30/2029		810,000	648,000

Total Preferred Securities (Cost $2,270,887)			2,593,313

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $25,000)	25	25,000

	Shares	Value ($)
Common Stocks 0.3%
Consumer Discretionary 0.1%
Buffets Restaurants Holdings, Inc.*	14,706	61,765
Dex One Corp.*	4,064	34,626
SuperMedia, Inc.*	757	6,843
Vertis Holdings, Inc.*	7,700	0

		103,234
Industrials 0.0%
Quad Graphics, Inc.*	510	21,517
Materials 0.2%
GEO Specialty Chemicals, Inc.*	14,091	11,977
GEO Specialty Chemicals, Inc. 144A*	1,283	1,091
LyondellBasell Industries NV "B"*	13,431	275,201

		288,269

Total Common Stocks (Cost $2,372,534)		413,020
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	972	29
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	105,300	0
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	775	0

Total Warrants (Cost $124,997)		29
Securities Lending Collateral 1.3%
Daily Assets Fund Institutional, 0.30% (c) (d) (Cost $1,951,890)	1,951,890	1,951,890
Cash Equivalents 3.5%
Central Cash Management Fund, 0.25% (c) (Cost $5,320,596)	5,320,596	5,320,596

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $220,863,219) †	141.0	215,100,205
Other Assets and Liabilities, Net	1.6	2,400,606
Notes Payable	(42.6)	(65,000,000)

Net Assets	100.0	152,500,811

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	9.5%	6/1/2010	466,667	USD	467,631	0
Buffalo Thunder Development Authority	9.375%	12/15/2014	200,000	USD	200,147	50,000
CanWest MediaWorks LP	9.25%	8/1/2015	345,000	USD	345,000	67,275
Congoleum Corp.	8.625%	8/1/2008	715,000	USD	600,300	162,663
Eaton Vance Corp., CDO II	13.68%	7/15/2012	7,567,243	USD	3,904,801	0
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	455,000	USD	456,800	1,183
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	170,812	USD	162,544	58,076
Motors Liquidation Co.	8.375%	7/15/2033	230,000	USD	82,225	73,600
Motors Liquidation Co.	6.75%	5/1/2028	140,000	USD	44,450	42,000
New ASAT (Finance) Ltd.	9.25%	2/1/2011	447,620	USD	383,033	4,969
Radnor Holdings Corp.	11.0%	3/15/2010	180,000	USD	117,163	18
Tribune Co.	LIBOR plus 3.0%	6/4/2014	671,500	USD	671,080	425,627
Tropicana Entertainment LLC	9.625%	12/15/2014	1,100,000	USD	827,274	803
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	120,000	USD	115,163	150
Young Broadcasting, Inc.	8.75%	1/15/2014	2,020,000	USD	1,743,963	20
					10,121,574	886,384

***
These securities are shown at their current rate as of August 31, 2010.  Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $221,299,529. At August 31, 2010, net unrealized depreciation for all securities based on tax cost was $6,199,324. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,514,710 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,714,034.

(a) Principal amount stated in US dollars unless otherwise noted.
(b) All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2010 amounted to $1,884,299 which is 1.2% of net assets.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
LIBOR: London InterBank Offered Rate
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust
At August 31, 2010, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (e)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (f)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

6/21/2010 9/20/2013	865,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	7,710	(4,305)	12,015
6/21/2010 9/20/2015	650,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	(31,236)	(17,764)	(13,472)
Total net unrealized depreciation					(1,457)

(e)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(f)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
Counterparties:
1	The Goldman Sachs & Co.
2	Bank of America

As of August 31, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	5,637,000	USD	7,155,693	9/27/2010	12,455	JPMorgan Chase Securities, Inc.

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	216,060	EUR	170,000	9/27/2010	(635)	Citigroup, Inc.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(g)
Corporate Bonds	$—	$186,874,032	$1,355,745	$188,229,777
Loan Participations and Assignments	—	16,566,580	0	16,566,580
Preferred Securities	—	2,593,313	—	2,593,313
Other Investments	—	—	25,000	25,000
Common Stocks(g)	338,187	61,765	13,068	413,020
Warrants(g)	—	—	29	29
Short-Term Investments(g)	7,272,486	—	—	7,272,486
Derivatives(h)	—	24,470	—	24,470
Total	$7,610,673	$206,120,160	$1,393,842	$215,124,675
Liabilities
Derivatives(h)	$—	$(14,107)	$—	$(14,107)
Total	$—	$(14,107)	$—	$(14,107)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended August 31, 2010.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds		Loan Participations and Assignments	Other Investments	Common Stocks	Convertible Preferred Stocks	Warrants	Total
Balance as of November 30, 2009	$1,568,397		$1,236,920	$—	$13,068	$0	$10,943	$2,829,328
Realized gain (loss)	—		(147,529)	—	—	(38,785)	—	(186,314)
Change in unrealized appreciation (depreciation)	70,862		227,696	—	—	38,785	(10,914)	326,429
Amortization premium/discount	32,206		11,325	—	—	—	—	43,531
Net purchases (sales)	—		(1,328,412)	25,000	—	0	—	(1,303,412)
Transfers into Level 3	20,200	(i)	—	—	—	—	—	20,200
Transfers (out) of Level 3	(335,920	)(j)	—	—	—	—	—	(335,920)
Balance as of August 31, 2010	$1,355,745		$0	$25,000	$13,068	$—	$29	$1,393,842
Net change in unrealized appreciation (depreciation) from investments still held at August 31, 2010	$70,862		$—	$—	$—	$—	$(10,914)	$59,948

(i)	The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.
(j)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$(1,457)	$—
Foreign Exchange Contracts	$—	$11,820

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2010